Statements of Cash Flows (CAD)	12 Months Ended			80 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Cash flows from operating activities
Net loss for the period	(1,050,341)	(971,141)	(2,327,920)	(4,473,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	898,997	871,327	2,272,427	3,997,346
Surrendered oil and gas property interests	116,748	68,231		184,979
Gain on extinguishment of debt	(4,704)			(4,704)
Changes in operating assets and liabilities:
Decrease in prepaid expenses	1,010
(Increase) in other current assets	(590)	2,119	(1,390)	(590)
Increase (decrease) in accounts payable	(728)	4,944	11,477	15,756
Increase (decrease) in accrued liabilities	(280)	(6,480)	6,650	18,240
Increase in accrued interest	905			905
Interest on bridge loan settled by obligation to issue shares			2,340	2,340
Net cash used in operating activities	(38,983)	(31,000)	(36,416)	(259,292)
Cash flows from investing activities
Expenditures on oil and gas property interests		(18,516)	(124,347)	(184,979)
Net cash used in investing activities		(18,516)	(124,347)	(184,979)
Cash flows from financing activities
Issuance of capital stock and warrants for cash				134,475
Issuance of capital stock upon exercise of warrants		50,000	107,796	157,796
Proceeds from note payable to stockholder	35,000			35,000
Proceeds from bridge loan				117,145
Net cash provided by financing activities	35,000	50,000	107,796	444,416
Increase (decrease) in cash	(3,983)	484	(52,967)	145
Cash at beginning of period	4,128	3,644	56,611
Cash at end of period	145	4,128	3,644	145
Supplemental disclosure of cash flow information:
Interest paid in cash	25			25
Supplemental disclosure of non-cash transactions:
Obligation to issue shares in settlement of bridge loan			119,485	119,485